Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Balance at beginning of period	$ 16,562
Additions	4,402
Disposals	(723)
Amortization	(3,688)
Balance at end of period	16,553
Dry-docking
Balance at beginning of period	15,864
Additions	4,402
Disposals	(723)
Amortization	(3,505)
Balance at end of period	16,038
Financing Costs
Balance at beginning of period	698
Additions	0
Disposals	0
Amortization	(183)
Balance at end of period	$ 515